Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 19,003,784	$ 8,589,282
Restricted cash	108,549	97,108
Trade receivables, net	58,176	752,584
Other receivables	289,874	196,641
Inventories	740,045	892,882
Total current assets	20,200,428	10,528,497
Non-current assets
Property, plant and equipment, net	99,581	81,420
Right-of-use assets	435,497	232,868
Total non-current assets	535,078	314,288
Total assets	20,735,506	10,842,785
Current liabilities
Trade and other payables	2,159,596	1,233,654
Lease liabilities	212,851	211,265
Total current liabilities	2,372,447	1,444,919
Non-current liabilities
Lease liabilities	224,297	16,028
Employee benefits	234,133	200,604
Governmental liabilities on grants received	1,424	12,468
Financial liability	9,079,707	5,140,921
Total non-current liabilities	9,539,561	5,370,021
Total liabilities	11,912,008	6,814,940
Net assets	8,823,498	4,027,845
Equity
Issued capital	60,145,100	34,837,206
Reserves	2,794,750	(417,959)
Accumulated losses	(54,116,352)	(30,391,402)
Total equity	$ 8,823,498	$ 4,027,845